Facility Operating Lease	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Facility Operating Lease [Abstract]
Facility Operating Lease

Note 6 – Facility Operating Lease

On April 1, 2021, the Company commenced a 5-year operating lease for a facility in Santa Barbara, California with total lease payments of $781,813. The Company determined the lease constitutes a Right of Use (ROU) asset and has recorded the present value of the lease payments as an asset and liability per ASC 842. The lease agreement waived the first three months of rent with payments commencing July 1, 2021. At the commencement of the lease, the net present value of the lease payments was $767,553. In addition to these lease payments, the Company is also responsible for its shares of common area operating expenses and electricity. Such expenses are considered variable costs and are not included in the measurement of the lease liability. The lease agreement also provides for the option to extend the lease for two additional sixty-month periods. On July 1, 2023, one of the two options to extend was considered reasonably certain of exercise and the Company remeasured the ROU asset and lease liability. The Company recorded the net present value of $1,189,606 for both the ROU asset and lease liability on July 1, 2023.

The following table presents maturities of operating lease liabilities on an undiscounted basis as of December 31, 2024:

For the years ending June 30,
Remainder of 2025	$85,138
2026	173,454
2027	177,791
2028	182,235
2029	186,791
Thereafter	337,732
Total	1,143,141
Less imputed interest	(136,405)
Total lease liability	1,006,736
Less: lease liability, current portion	133,460
Lease liability, long term portion	$873,276

The lease term and the discount rate for the lease at December 31, 2024 is 6.3 years and 4.00%, respectively. The total lease expenses were $41,441 and $49,344 for the three months ended December 31, 2024 and 2023, respectively, and $82,882 and $94,258 for the six months ended December 31, 2024 and 2023, respectively. The variable costs for common area operating expenses and electricity were $54,480 and $58,800 for the three months ended December 31, 2024 and 2023, respectively and $138,015 and $151,846 for the six months ended December 31, 2024 and 2023, respectively.

Note 5 – Facility Operating Lease

On April 1, 2021, the Company commenced a 5-year operating lease for a facility in Santa Barbara, California with total lease payments of $781,813. The Company determined the lease constitutes a Right of Use (ROU) asset and has recorded the present value of the lease payments as an asset and liability per ASC 842. The lease agreement waived the first three months of rent with payments commencing July 1, 2021. At the commencement of the lease, the net present value of the lease payments was $767,553. In addition to these lease payments, the Company is also responsible for its shares of common area operating expenses and electricity. Such expenses are considered variable costs and are not included in the measurement of the lease liability. The lease agreement also provides for the option to extend the lease for two additional sixty-month periods. On July 1, 2023, one of the two options to extend was considered reasonably certain of exercise and the Company remeasured the ROU asset and lease liability. The Company recorded the net present value of $1,189,606 for both the ROU asset and lease liability on July 1, 2023.

The following table presents maturities of operating lease liabilities on an undiscounted basis as of June 30, 2024:

For the years ending June 30,
2025	$169,224
2026	173,454
2027	177,791
2028	182,235
2029	186,791
Thereafter	337,732
Total	1,227,227
Less imputed interest	(157,284)
Total lease liability	1,069,943
Less: lease liability, current portion	128,743
Lease liability, long term portion	$941,200

The lease term and the discount rate for the lease at June 30, 2024 is 6.8 years and 4.00%, respectively. The total lease expenses were $167,097 and $129,437 for the years ended June 30, 2024 and 2023, respectively. The variable costs for common area operating expenses and electricity were $240,431 and $264,280 for the years ended June 30, 2024 and 2023, respectively.

In April 1, 2021, the Company subleased a portion of their facility. The sub-lease provided for base monthly rent of $13,013 through May 31, 2021 and $8,400 starting June 1, 2021 plus common area operating and utility costs. The sublease was amended again on May 17, 2022 to sublease a smaller portion of the property at a base rental rate of $5,200 per month effective June 1, 2022. The Company recognized sub-lease income of $128,921, including reimbursement of common area operating and utility costs, for the year ended June 30, 2023. The sub-lease ended in March 2023.